Financial risk management - Disclosure of Fair Value Measurement of Assets and Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Total assets	€ 1,090,646	€ 1,157,296
Total liabilities	1,020,322	1,150,953
Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	9,191	9,591
Total liabilities	4,294	15,839
Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	3,309	4,390
Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	582	7,320
Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	281	4,129
Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	122
Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	4,995	7,051
Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	1,684
Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	107
Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	2,512	2,433
Level 1 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	2,512	2,433
Total liabilities	582	7,320
Level 1 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	582	7,320
Level 1 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0
Level 1 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 1 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0
Level 1 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 1 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	2,512	2,433
Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	1,684	107
Total liabilities	403	4,129
Level 2 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	281	4,129
Level 2 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	122
Level 2 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 2 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	1,684
Level 2 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	107
Level 2 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	4,995	7,051
Total liabilities	3,309	4,390
Level 3 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	3,309	4,390
Level 3 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0
Level 3 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	4,995	7,051
Level 3 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0
Level 3 | Recurring fair value measurement | Derivatives | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 3 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	€ 0	€ 0